Immaterial misstatement on consolidated statement of cash flows from prior years	12 Months Ended
Dec. 31, 2017
Immaterial misstatement on consolidated statement of cash flows from prior years
Immaterial misstatement on consolidated statement of cash flows from prior years

4.  Immaterial misstatement on consolidated statement of cash flows from prior years

During 2016, the Bank identified an immaterial misstatement in its 2015 consolidated statement of cash flows. The Bank incorrectly calculated the effect of foreign exchange rate changes on foreign currency cash deposits. This change had no impact to net increase (decrease) in cash and cash equivalents in 2015 and had no impact on cash and cash equivalents as of December 31, 2015.

The Bank has deemed this misstatement immaterial to its previously issued consolidated statements of cash flows taken as a whole. The following table reflects the changes in the consolidated statement of cash flow for the years ended December 31, 2015:

As of December 31, 2015	As originally reported	Adjustments	As adjusted
A. CASH FLOWS FROM OPERATING ACTIVITIES:	11,938	5,567	17,505
Adjustments made to obtain the cash flows from operating activities-	404	5,567	5,971
Effect of foreign exchange rate changes on foreign currency cash deposits	(5,733)	5,567	(166)
Net (increase)/decrease in operating assets-	(214,901)	—	(214,901)
Net increase/(decrease) in operating liabilities-	213,440	—	213,440
Income tax paid	(1,187)	—	(1,187)
Dividends received from equity instruments	118	—	118

B. CASH FLOWS FROM INVESTING ACTIVITIES:	(2,946)	—	(2,946)

C. CASH FLOWS FROM FINANCING ACTIVITIES:	(6,760)	—	(6,760)

D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH DEPOSITS	5,733	(5,567)	166
E. NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	7,965	—	7,965
F. CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	51,823	—	51,823
G. CASH AND CASH EQUIVALENTS AT THE END OF YEAR	59,788	—	59,788